Patent Rights and Applications (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Patent Rights And Applications Details Narrative
Expected useful life of the patents	17 years
Wrote off carrying value of its patent rights and applications		$ 31,774	$ 14,817